UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2002

Check here if Amendment [  ];      Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           The Capital Management Corporation
Address:        9030 Stony Point Parkway, Suite 150
                Richmond, Virginia 23235

13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Susan Kidd
Title:    Office Manager
Phone:    (804) 327-0302

Signature, Place, and Date of Signing:


Susan Kidd        Richmond, Virginia         July 31, 2002
[Signature]          [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 114

Form 13F Information Table Value Total: $123,070,703 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s)of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE




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 6/30/02                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                    PAGE   1

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:

                                                                    SHARES OR INVST DISCRET        VOTING  AUTHORITY
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR         (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS  (A)SOLE  (B)SHARED (C)NONE


Abbott Labs                      COMMON  002824100      800,063        21,250     X    ALL                     21,250
Adobe Systems                    COMMON  00724F101      775,913        27,225     X    ALL                     27,225
Advanced Energy Industries, Inc. COMMON  007973100    1,008,636        45,475     X    ALL                     45,475
Alcoa, Inc.                      COMMON  013817101      842,012        25,400     X    ALL                     25,400
American Electric Power          COMMON  025537101      212,467         5,309     X    ALL                      5,309
Amgen, Incorporated              COMMON  031162100    3,746,585        89,460     X    ALL                     89,460
Apache Corporation               COMMON  037411105    2,845,497        49,504     X    ALL                     49,504
Applied Materials, Inc.          COMMON  038222105    1,195,883        62,875     X    ALL                     62,875
AptarGroup Inc.                  COMMON  038336103      866,105        28,166     X    ALL                     28,166
BB & T Corporation               COMMON  054937107    1,008,540        26,128     X    ALL                     26,128
BP P.L.C. Spon ADR               COMMON  055622104      593,258        11,750     X    ALL                     11,750
Bank of America Corporation      COMMON  060505104      692,554         9,843     X    ALL                      9,843
Banc One Corporation             COMMON  06423A103      498,200        12,947     X    ALL                     12,947
Baxter Int'l Inc.                COMMON  071813109      677,863        15,250     X    ALL                     15,250
Bed Bath & Beyond                COMMON  075896100    1,412,608        37,430     X    ALL                     37,430
BellSouth Corp.                  COMMON  079860102      390,222        12,388     X    ALL                     12,388
Berkshire Hathaway Class B       COMMON  084670207      524,990           235     X    ALL                        235
Biomet Incorporated              COMMON  090613100    2,413,897        89,008     X    ALL                     89,008
Boeing Company                   COMMON  097023105      207,315         4,607     X    ALL                      4,607
Bristol-Myers Squibb             COMMON  110122108      917,798        35,712     X    ALL                     35,712
C. H. Robinson Worldwide         COMMON  12541W100      660,543        19,700     X    ALL                     19,700
Capital One Financial Corp.      COMMON  14040H105      210,623         3,450     X    ALL                      3,450
The Cheesecake Factory, Inc.     COMMON  16307210       587,194        16,550     X    ALL                     16,550
ChevronTexaco Corp Com           COMMON  166764100      671,010         7,582     X    ALL                      7,582


TOTAL                                                23,759,776



6/30/02                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                      PAGE  2

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:

                                                                    SHARES OR INVST DISCRET        VOTING  AUTHORITY
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR         (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS  (A)SOLE  (B)SHARED (C)NONE



Cisco System Inc.                COMMON  17275R102      595,541        42,691     X    ALL                     42,691
Coca Cola Company                COMMON  191216100    1,452,080        25,930     X    ALL                     25,930
Cognex Corporation               COMMON  192422103      218,546        10,900     X    ALL                     10,900
Costco Whsl Corporation          COMMON  22160K105      543,577        14,075     X    ALL                     14,075
Cox Communications               COMMON  224044107    1,034,503        37,550     X    ALL                     37,550
DENTSPLY Int'l. Inc.             COMMON  249030107      523,203        14,175     X    ALL                     14,175
Diebold Inc,                     COMMON  253651103      240,198         6,450     X    ALL                      6,450
Dominion Resources, Inc.  VA     COMMON  25746U109      881,388        13,314     X    ALL                     13,314
E. I. duPont deNemours Co., Inc. COMMON  263534109      875,879        19,727     X    ALL                     19,727
Duke Energy Corp                 COMMON  264399106      311,498        10,016     X    ALL                     10,016
Electronic Data Systems Corp.    COMMON  285661104    2,558,758        68,876     X    ALL                     68,876
Emerson Electric Company         COMMON  29101110     1,397,744        26,121     X    ALL                     26,121
Exxon Mobil Corp.                COMMON  30231G102    4,625,271       113,032     X    ALL                    113,032
Fastenal Co.                     COMMON  311900104    1,865,425        48,440     X    ALL                     48,440
Freddie Mac  (Voting Shares)     COMMON  313400301      799,578        13,065     X    ALL                     13,065
FED EQTY FDS KAUFMANN FD CL K SH COMMON  314172644      256,437        64,270     X    ALL                     64,270
First Virginia Bank              COMMON  337477103      626,927        11,692     X    ALL                     11,692
FleetBoston Financial Corp.      COMMON  339030108      207,040         6,400     X    ALL                      6,400
Forest Labs Inc.                 COMMON  345838106      233,640         3,300     X    ALL                      3,300
Fortune Brands Inc.              COMMON  349631101      308,000         5,500     X    ALL                      5,500
General Electric                 COMMON  369604103    3,716,050       127,919     X    ALL                    127,919
GlaxoSmithKline PLC ADR          COMMON  37733W105      543,046        12,588     X    ALL                     12,588
HCC Insurance                    COMMON  404132102      380,758        14,450     X    ALL                     14,450
Harley-Davidson Inc              COMMON  412822108      722,907        14,100     X    ALL                     14,100


TOTAL                                                24,917,994



 6/30/02                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                      PAGE 3

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:

                                                                    SHARES OR INVST DISCRET        VOTING  AUTHORITY
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR         (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS  (A)SOLE  (B)SHARED (C)NONE
 (C)NONE


Harte Hanks, Inc.                COMMON  416196103      781,669        38,037     X    ALL                     38,037
Health Management Assoc CL A     COMMON  421933102    2,095,104       103,975     X    ALL                    103,975
Hewlett Packard Co.(compaq)      COMMON  42823610       250,393        16,387     X    ALL                     16,387
Home Depot Inc.                  COMMON  43707610       249,768         6,800     X    ALL                      6,800
INTEL Corporation                COMMON  458140100    2,652,114       145,162     X    ALL                    145,162
International Business Machines  COMMON  459200101      353,525         4,910     X    ALL                      4,910
Jefferson Pilot Corporation      COMMON  475070108      842,146        17,918     X    ALL                     17,918
Johnson & Johnson, Inc.          COMMON  478160104    2,385,304        45,643     X    ALL                     45,643
Kimberly Clark Corporation       COMMON  494368103    1,497,300        24,150     X    ALL                     24,150
LandAmerica Financial Group      COMMON  514936103      207,113         6,575     X    ALL                      6,575
Eli Lilly & Company              COMMON  532457108    1,214,574        21,535     X    ALL                     21,535
Linear Technology Corporation    COMMON  535678106    1,294,136        41,175     X    ALL                     41,175
Littelfuse, Inc.                 COMMON  537008104      658,052        28,450     X    ALL                     28,450
Lowes Companies Inc.             COMMON  548661107    2,585,439        56,948     X    ALL                     56,948
Manulife Financial Corporation   COMMON  56501R106      249,249         8,715     X    ALL                      8,715
Markel Corporporation            COMMON  570535104    4,785,327        24,291     X    ALL                     24,291
MeadWestvaco Corporation         COMMON  583334107      332,513         9,908     X    ALL                      9,908
Medtronic Inc.                   COMMON  585055106    3,287,906        76,730     X    ALL                     76,730
Merck & Company,                 COMMON  589331107      826,445        16,320     X    ALL                     16,320
Microsoft Corp.                  COMMON  594918104      522,113         9,545     X    ALL                      9,545
Molex, Incorporated              COMMON  608554101      376,711        11,235     X    ALL                     11,235
Molex, Inc. Class A (Non-Voting) COMMON  608554200      371,275        13,535     X    ALL                     13,535
National Commerce Financial Corp COMMON  63545P104      363,493        13,821     X    ALL                     13,821
Nokia Corp. Sponsored ADR        COMMON  654902204      408,842        28,235     X    ALL                     28,235


TOTAL                                                28,590,511



 6/30/02                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                      PAGE 4

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:

                                                                    SHARES OR INVST DISCRET        VOTING  AUTHORITY
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR         (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS  (A)SOLE  (B)SHARED (C)NONE



Norfolk Southern Corporation     COMMON  655844108      424,441        18,154     X    ALL                     18,154
North Fork Bancorporation, Inc.  COMMON  659424105    1,146,528        28,800     X    ALL                     28,800
Omnicare, INC.                   COMMON  681904108      569,186        21,675     X    ALL                     21,675
Oracle Systems Corp.             COMMON  68389X105    2,134,495       225,394     X    ALL                    225,394
Outback Steakhouse, Incorporated COMMON  689899102      590,558        16,825     X    ALL                     16,825
Pall Corporation                 COMMON  69642930       248,465        11,974     X    ALL                     11,974
Paychex, Incorporated            COMMON  704326107      655,527        20,950     X    ALL                     20,950
Pepsico Inc.                     COMMON  713448108    2,225,394        46,170     X    ALL                     46,170
Pfizer, Inc.                     COMMON  717081103    3,775,275       107,865     X    ALL                    107,865
Pharmacia Corporation            COMMON  71713U102      706,312        18,860     X    ALL                     18,860
Philip Morris Cos.               COMMON  718154107    4,492,967       102,861     X    ALL                    102,861
Plum Creek Timber Co., Inc.      COMMON  729251108    1,235,866        40,256     X    ALL                     40,256
Post Properties (REIT)           COMMON  737464107      203,580         6,750     X    ALL                      6,750
Procter & Gamble Co.             COMMON  74271810       273,258         3,060     X    ALL                      3,060
Progress Energy, Inc.(frmlyCP&L) COMMON  743263105      340,666         6,550     X    ALL                      6,550
Progressive Corp.                COMMON  743315103      364,455         6,300     X    ALL                      6,300
Robert Half International        COMMON  770323103      705,990        30,300     X    ALL                     30,300
Royal Dutch Petroleum Co.        COMMON  780257804      563,754        10,200     X    ALL                     10,200
Schlumberger LTD.                COMMON  806857108      268,538         5,775     X    ALL                      5,775
ServiceMaster Co., Inc.          COMMON  81760N109      825,518        60,169     X    ALL                     60,169
South Financial Group, Inc.      COMMON  837841105      336,023        14,995     X    ALL                     14,995
The Southern Company             COMMON  842587107      716,510        26,150     X    ALL                     26,150
Suntrust Banks, Inc.             COMMON  86791410     1,233,317        18,212     X    ALL                     18,212
Texas Instruments, Inc.          COMMON  882508104      750,343        31,660     X    ALL                     31,660


TOTAL                                                24,786,966



 6/30/02                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                      PAGE 5

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:

                                                                    SHARES OR INVST DISCRET        VOTING  AUTHORITY
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR         (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS  (A)SOLE  (B)SHARED (C)NONE



3M Co Com                        COMMON  88579Y101      947,100         7,700     X    ALL                      7,700
Tiffany & Co                     COMMON  886547108    1,056,000        30,000     X    ALL                     30,000
United Dominion Realty Trust     COMMON  910197102      271,090        17,212     X    ALL                     17,212
United Parcel Service Class B    COMMON  911312106    2,757,152        44,650     X    ALL                     44,650
United Technologies              COMMON  913017109      217,280         3,200     X    ALL                      3,200
Veritas Software                 COMMON  923436109    1,217,590        61,525     X    ALL                     61,525
Verizon Communications           COMMON  92343V104      713,507        17,771     X    ALL                     17,771
Vodafone Group PLC               COMMON  92857W100    2,839,491       208,020     X    ALL                    208,020
Wachovia Corp Com                COMMON  929903102    1,046,322        27,405     X    ALL                     27,405
Washington Mutual                COMMON  939322103      620,298        16,715     X    ALL                     16,715
Waters Corporation               COMMON  941848103    1,756,861        65,800     X    ALL                     65,800
Watson Wyatt                     COMMON  942712100    1,691,526        69,840     X    ALL                     69,840
Wells Fargo & Company            COMMON  949746101    1,133,410        22,641     X    ALL                     22,641
Wm. Wrigley Jr. Co.              COMMON  982526105      243,540         4,400     X    ALL                      4,400
Wyeth Corporation (Formerly AHP) COMMON  983024100    2,327,040        45,450     X    ALL                     45,450
XEROX Corporation                COMMON  984121103       88,763        12,735     X    ALL                     12,735
Zebra Technologies Corporation   COMMON  989207105      644,846        13,373     X    ALL                     13,373
Noble Corporation                COMMON  G65422100    1,443,640        37,400     X    ALL                     37,400


TOTAL                                                21,015,456



GRAND TOTAL                                         123,070,703

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